SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Options Granted (Details) - Options and Warrants	Jun. 30, 2024 $ / shares yr	Dec. 31, 2023 yr $ / shares
Exercise price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.47	9.55
Share price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.47	9.55
Risk free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.0435	0.0378
Estimated volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.35	0.45
Expected option term, years
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input | yr	4.00	4.41
Dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0	0